Schedule of Investments (unaudited)	iShares® iBonds® Dec 2029 Term Corporate ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 1.5%
Boeing Co. (The)
3.20%, 03/01/29	$4,362	$3,958,636
6.30%, 05/01/29(a)	5,110	5,284,159
Howmet Aerospace Inc., 3.00%, 01/15/29	3,165	2,928,231
L3Harris Technologies Inc.
2.90%, 12/15/29	2,012	1,833,467
5.05%, 06/01/29	2,095	2,119,239
Lockheed Martin Corp., 4.50%, 02/15/29(b)	2,175	2,179,040
Northrop Grumman Corp., 4.60%, 02/01/29(b)	2,010	2,009,044
RTX Corp.
5.75%, 01/15/29	2,115	2,206,370
7.50%, 09/15/29(b)	1,820	2,049,227
		24,567,413
Agriculture — 1.6%
Altria Group Inc., 4.80%, 02/14/29	7,058	7,045,100
BAT Capital Corp., 3.46%, 09/06/29(b)	2,220	2,066,511
BAT International Finance PLC, 5.93%, 02/02/29(b)	3,835	3,986,904
Philip Morris International Inc.
3.38%, 08/15/29(b)	3,189	3,006,549
4.88%, 02/13/29	3,810	3,833,676
5.63%, 11/17/29	4,755	4,961,111
		24,899,851
Airlines — 0.1%
American Airlines Pass Through Trust
Series 2017-1, Class AA, 3.65%, 02/15/29(b)	694	648,188
Series 2017-2, Class AA, 3.35%, 04/15/31	1,417	1,318,792
Delta Air Lines Inc., 3.75%, 10/28/29(b)	160	148,336
		2,115,316
Auto Manufacturers — 3.5%
American Honda Finance Corp.
2.25%, 01/12/29	2,783	2,523,815
4.90%, 03/13/29(b)	2,135	2,163,336
Cummins Inc., 4.90%, 02/20/29(b)	1,425	1,448,464
Ford Motor Credit Co. LLC
2.90%, 02/10/29(b)	3,495	3,132,506
5.11%, 05/03/29(b)	6,230	6,100,273
5.80%, 03/08/29	4,880	4,930,197
General Motors Co., 5.40%, 10/15/29	4,092	4,148,481
General Motors Financial Co. Inc.
4.30%, 04/06/29(b)	4,414	4,273,176
5.55%, 07/15/29(b)	4,390	4,475,333
5.65%, 01/17/29	2,067	2,110,403
5.80%, 01/07/29	5,765	5,922,834
PACCAR Financial Corp., 4.60%, 01/31/29(b)	2,040	2,049,088
Toyota Motor Corp., 2.76%, 07/02/29(b)	1,422	1,322,863
Toyota Motor Credit Corp.
3.65%, 01/08/29	2,274	2,194,577
4.45%, 06/29/29	3,327	3,319,343
4.65%, 01/05/29(b)	2,725	2,737,976
5.05%, 05/16/29	2,345	2,394,866
		55,247,531
Auto Parts & Equipment — 0.3%
Aptiv PLC, 4.35%, 03/15/29(b)	1,695	1,660,624
Lear Corp., 4.25%, 05/15/29(b)	1,714	1,664,911
Magna International Inc., 5.05%, 03/14/29(b)	1,810	1,838,329
		5,163,864
Security	Par (000)	Value

Banks — 7.2%
Banco Bilbao Vizcaya Argentaria SA, 5.38%,
03/13/29(b)	$2,580	$2,629,400
Banco Santander SA, 3.31%, 06/27/29	3,797	3,529,253
Bank of New York Mellon Corp. (The)
3.30%, 08/23/29	2,893	2,699,033
3.85%, 04/26/29(b)	1,520	1,478,755
Series J, 1.90%, 01/25/29(b)	1,474	1,324,153
Bank of Nova Scotia (The), 5.45%, 08/01/29	2,505	2,577,611
Canadian Imperial Bank of Commerce, 5.26%,
04/08/29(b)	4,215	4,285,214
Citibank NA, 4.84%, 08/06/29	7,250	7,288,013
Comerica Inc., 4.00%, 02/01/29(b)	2,236	2,091,293
Cooperatieve Rabobank UA/New York, 4.80%,
01/09/29(b)	2,165	2,179,900
Deutsche Bank AG/New York, 5.41%, 05/10/29	2,995	3,053,093
ING Groep NV, 4.05%, 04/09/29	3,833	3,704,116
KeyBank NA/Cleveland OH, 3.90%, 04/13/29	1,266	1,166,093
KeyCorp, 2.55%, 10/01/29(b)	2,845	2,485,951
Mitsubishi UFJ Financial Group Inc.
3.20%, 07/18/29(b)	6,815	6,352,166
3.74%, 03/07/29	5,656	5,438,468
National Australia Bank Ltd./New York, 4.79%,
01/10/29	4,170	4,215,827
Northern Trust Corp., 3.15%, 05/03/29	2,578	2,427,343
PNC Bank NA, 2.70%, 10/22/29(b)	2,806	2,508,091
PNC Financial Services Group Inc. (The), 3.45%,
04/23/29(b)	5,986	5,678,205
Royal Bank of Canada, 4.95%, 02/01/29	4,435	4,492,233
Sumitomo Mitsui Financial Group Inc.
2.47%, 01/14/29	2,105	1,911,199
2.72%, 09/27/29(b)	2,162	1,953,817
3.04%, 07/16/29	9,489	8,744,444
3.20%, 09/17/29	1,525	1,408,718
5.32%, 07/09/29(b)	2,745	2,802,958
Toronto-Dominion Bank (The), 4.99%, 04/05/29	3,745	3,781,987
Truist Financial Corp., 3.88%, 03/19/29(b)	2,483	2,366,362
U.S. Bancorp, 3.00%, 07/30/29(b)	4,016	3,672,324
Webster Financial Corp., 4.10%, 03/25/29(b)	1,015	957,353
Wells Fargo & Co.
4.15%, 01/24/29(b)	9,601	9,397,255
Series B, 7.95%, 11/15/29	1,345	1,531,521
Westpac Banking Corp., 5.05%, 04/16/29	2,815	2,870,326
Wintrust Financial Corp., 4.85%, 06/06/29(b)	1,045	984,546
Zions Bancorp NA, 3.25%, 10/29/29	1,725	1,478,790
		115,465,811
Beverages — 3.0%
Anheuser-Busch InBev Worldwide Inc., 4.75%,
01/23/29	16,328	16,493,955
Coca-Cola Co. (The), 2.13%, 09/06/29(b)	4,079	3,665,400
Coca-Cola Consolidated Inc., 5.25%, 06/01/29(b)	2,880	2,945,150
Constellation Brands Inc.
3.15%, 08/01/29	3,264	3,022,174
4.80%, 01/15/29(b)	1,565	1,566,521
Diageo Capital PLC, 2.38%, 10/24/29	3,893	3,507,474
Keurig Dr Pepper Inc.
3.95%, 04/15/29(b)	3,855	3,731,254
5.05%, 03/15/29	2,130	2,163,870
PepsiCo Inc.
2.63%, 07/29/29(b)	3,929	3,630,215
4.50%, 07/17/29(b)	2,500	2,521,487
7.00%, 03/01/29	2,019	2,236,262

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2029 Term Corporate ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
Pepsico Singapore Financing I Pte Ltd., 4.55%,
02/16/29	$1,755	$1,759,942
		47,243,704
Biotechnology — 0.6%
Amgen Inc.
3.00%, 02/22/29	2,807	2,623,824
4.05%, 08/18/29(b)	5,040	4,899,172
Royalty Pharma PLC, 5.15%, 09/02/29	2,180	2,194,721
		9,717,717
Building Materials — 0.8%
CRH SMW Finance DAC, 5.20%, 05/21/29	1,795	1,825,792
Fortune Brands Innovations Inc., 3.25%, 09/15/29	3,114	2,881,107
Johnson Controls International PLC/Tyco Fire &
Security Finance SCA, 5.50%, 04/19/29	2,555	2,633,720
Owens Corning, 3.95%, 08/15/29	2,004	1,924,886
Trane Technologies Financing Ltd., 3.80%, 03/21/29	3,103	2,990,034
		12,255,539
Chemicals — 1.7%
Air Products and Chemicals Inc., 4.60%, 02/08/29	3,055	3,076,903
Cabot Corp., 4.00%, 07/01/29(b)	1,209	1,164,425
Celanese U.S. Holdings LLC, 6.33%, 07/15/29(b)	3,136	3,281,502
Dow Chemical Co. (The), 7.38%, 11/01/29	3,030	3,396,743
Eastman Chemical Co., 5.00%, 08/01/29	810	812,971
FMC Corp., 3.45%, 10/01/29	1,864	1,715,805
Huntsman International LLC, 4.50%, 05/01/29	2,861	2,758,425
Nutrien Ltd., 4.20%, 04/01/29	2,915	2,847,169
PPG Industries Inc., 2.80%, 08/15/29	1,014	929,319
Rohm & Haas Co., 7.85%, 07/15/29(b)	2,290	2,564,956
RPM International Inc., 4.55%, 03/01/29(b)	1,397	1,372,432
Sherwin-Williams Co. (The), 2.95%, 08/15/29(b)	3,064	2,820,774
		26,741,424
Commercial Services — 2.0%
Global Payments Inc.
3.20%, 08/15/29(b)	5,076	4,651,798
5.30%, 08/15/29	1,855	1,873,672
GXO Logistics Inc., 6.25%, 05/06/29	1,845	1,911,359
Moody’s Corp., 4.25%, 02/01/29	2,000	1,971,424
PayPal Holdings Inc., 2.85%, 10/01/29(b)	6,280	5,765,273
RELX Capital Inc., 4.00%, 03/18/29	3,821	3,735,218
S&P Global Inc.
2.50%, 12/01/29(b)	1,998	1,809,264
2.70%, 03/01/29(b)	4,684	4,329,490
4.25%, 05/01/29	3,435	3,387,857
Verisk Analytics Inc., 4.13%, 03/15/29	2,332	2,283,510
		31,718,865
Computers — 2.4%
Apple Inc.
2.20%, 09/11/29	6,745	6,110,382
3.25%, 08/08/29	3,832	3,658,905
Dell International LLC/EMC Corp., 5.30%,
10/01/29	7,060	7,220,059
Genpact Luxembourg SARL/Genpact USA Inc.,
6.00%, 06/04/29	1,710	1,762,721
HP Inc., 4.00%, 04/15/29	3,975	3,846,289
IBM International Capital Pte Ltd., 4.60%,
02/05/29(b)	1,815	1,813,821
International Business Machines Corp., 3.50%,
05/15/29	12,510	11,906,972
Security	Par (000)	Value

Computers (continued)
Western Digital Corp., 2.85%, 02/01/29	$1,470	$1,296,061
		37,615,210
Cosmetics & Personal Care — 0.7%
Estee Lauder Companies Inc. (The), 2.38%,
12/01/29	2,594	2,320,073
Haleon U.S. Capital LLC, 3.38%, 03/24/29	3,807	3,599,731
Procter & Gamble Co. (The), 4.35%, 01/29/29(b)	2,010	2,026,320
Unilever Capital Corp., 2.13%, 09/06/29	3,295	2,951,482
		10,897,606
Diversified Financial Services — 3.0%
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust, 5.10%, 01/19/29	3,465	3,478,082
Air Lease Corp.
3.25%, 10/01/29(b)	1,931	1,782,326
5.10%, 03/01/29(b)	2,080	2,092,725
American Express Co., 4.05%, 05/03/29(b)	3,850	3,785,668
BGC Group Inc., 6.60%, 06/10/29(a)	1,940	1,979,877
Brookfield Finance Inc., 4.85%, 03/29/29	4,477	4,489,816
Charles Schwab Corp. (The)
2.75%, 10/01/29	2,028	1,844,995
3.25%, 05/22/29	2,539	2,380,998
4.00%, 02/01/29(b)	2,568	2,502,513
Enact Holdings Inc., 6.25%, 05/28/29	2,595	2,641,998
Intercontinental Exchange Inc., 4.35%, 06/15/29	5,402	5,324,817
Lazard Group LLC, 4.38%, 03/11/29(b)	2,479	2,412,170
Mastercard Inc., 2.95%, 06/01/29	3,786	3,556,103
Nomura Holdings Inc.
2.71%, 01/22/29(b)	2,139	1,940,892
5.61%, 07/06/29(b)	2,549	2,608,780
Radian Group Inc., 6.20%, 05/15/29	2,515	2,592,800
Synchrony Financial, 5.15%, 03/19/29	2,721	2,667,900
		48,082,460
Electric — 7.8%
AEP Texas Inc., 5.45%, 05/15/29	2,115	2,161,602
Ameren Corp., 5.00%, 01/15/29	2,595	2,610,624
American Electric Power Co. Inc., 5.20%, 01/15/29	4,005	4,056,547
Arizona Public Service Co., 2.60%, 08/15/29(b)	1,484	1,342,265
Avangrid Inc., 3.80%, 06/01/29(b)	2,986	2,841,730
Black Hills Corp., 3.05%, 10/15/29	1,622	1,476,989
CenterPoint Energy Inc., 5.40%, 06/01/29	2,640	2,691,661
Connecticut Light & Power Co. (The), 4.65%,
01/01/29	1,290	1,293,535
Consumers Energy Co.
4.60%, 05/30/29(b)	2,380	2,383,322
4.90%, 02/15/29	1,995	2,020,447
DTE Energy Co.
5.10%, 03/01/29	4,905	4,950,476
Series C, 3.40%, 06/15/29	1,704	1,595,219
Duke Energy Carolinas LLC, 2.45%, 08/15/29	1,683	1,519,400
Duke Energy Corp.
3.40%, 06/15/29	2,234	2,103,668
4.85%, 01/05/29(b)	2,425	2,434,663
Duke Energy Florida LLC, 2.50%, 12/01/29	2,714	2,446,727
Duke Energy Ohio Inc., 3.65%, 02/01/29	1,463	1,404,853
Duke Energy Progress LLC, 3.45%, 03/15/29	2,195	2,092,136
Edison International
5.45%, 06/15/29(b)	1,850	1,882,956
6.95%, 11/15/29	2,240	2,424,309
Entergy Texas Inc., 4.00%, 03/30/29	1,177	1,143,789
Evergy Inc., 2.90%, 09/15/29(b)	3,342	3,048,903

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2029 Term Corporate ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Eversource Energy
5.95%, 02/01/29	$3,465	$3,607,692
Series O, 4.25%, 04/01/29	1,891	1,836,551
Exelon Corp., 5.15%, 03/15/29(b)	2,150	2,184,442
Florida Power & Light Co., 5.15%, 06/15/29	2,755	2,825,381
Georgia Power Co., Series B, 2.65%, 09/15/29	2,634	2,397,431
Interstate Power & Light Co., 3.60%, 04/01/29	1,607	1,532,990
MidAmerican Energy Co., 3.65%, 04/15/29	3,113	2,997,418
National Rural Utilities Cooperative Finance Corp.
3.70%, 03/15/29	1,485	1,426,717
4.85%, 02/07/29	1,965	1,988,990
5.15%, 06/15/29	1,310	1,339,020
Nevada Power Co., Series CC, 3.70%, 05/01/29(b)	1,866	1,794,219
NextEra Energy Capital Holdings Inc.
2.75%, 11/01/29	3,828	3,483,096
3.50%, 04/01/29	2,403	2,275,320
4.90%, 03/15/29	3,325	3,346,192
NSTAR Electric Co., 3.25%, 05/15/29	1,421	1,341,320
OGE Energy Corp., 5.45%, 05/15/29	1,265	1,295,067
Oncor Electric Delivery Co. LLC, 5.75%,
03/15/29(b)	1,256	1,313,563
Pacific Gas and Electric Co.
4.20%, 03/01/29(b)	1,605	1,545,132
5.55%, 05/15/29	3,095	3,159,283
6.10%, 01/15/29	3,250	3,378,191
PacifiCorp, 5.10%, 02/15/29	1,890	1,916,268
PacifiCorp., 3.50%, 06/15/29	1,451	1,372,262
Public Service Electric & Gas Co., 3.20%,
05/15/29(b)	1,194	1,124,702
Public Service Enterprise Group Inc., 5.20%, 04/01/29	3,100	3,151,691
Sempra, 3.70%, 04/01/29	2,041	1,944,651
Southern California Edison Co.
2.85%, 08/01/29(b)	1,872	1,715,889
5.15%, 06/01/29(b)	2,235	2,274,449
6.65%, 04/01/29	1,039	1,108,007
Series A, 4.20%, 03/01/29	1,893	1,845,218
Southern Co. (The), 5.50%, 03/15/29	3,875	3,995,709
Tampa Electric Co., 4.90%, 03/01/29	1,570	1,587,624
Union Electric Co., 3.50%, 03/15/29	1,779	1,700,089
Virginia Electric & Power Co., Series A, 2.88%,
07/15/29(b)	2,103	1,938,819
Wisconsin Electric Power Co., 5.00%, 05/15/29(b)	1,160	1,178,630
Wisconsin Power and Light Co., 3.00%,
07/01/29(b)	960	895,432
Xcel Energy Inc., 2.60%, 12/01/29	1,861	1,660,691
		124,403,967
Electronics — 1.2%
Allegion PLC, 3.50%, 10/01/29	1,630	1,527,921
Amphenol Corp.
4.35%, 06/01/29	2,393	2,362,787
5.05%, 04/05/29	1,250	1,273,376
Flex Ltd., 4.88%, 06/15/29	2,810	2,774,410
Honeywell International Inc.
2.70%, 08/15/29(b)	2,760	2,542,274
4.25%, 01/15/29(b)	3,270	3,246,729
4.88%, 09/01/29(b)	2,380	2,417,178
Jabil Inc., 5.45%, 02/01/29	1,470	1,492,407
Keysight Technologies Inc., 3.00%, 10/30/29	2,179	1,986,312
		19,623,394
Security	Par (000)	Value

Engineering & Construction — 0.1%
MasTec Inc., 5.90%, 06/15/29	$1,155	$1,180,891

Entertainment — 0.3%
Warnermedia Holdings Inc., 4.05%, 03/15/29(b)	5,817	5,389,081

Environmental Control — 0.8%
Republic Services Inc.
4.88%, 04/01/29	3,200	3,231,200
5.00%, 11/15/29	1,575	1,600,757
Waste Connections Inc., 3.50%, 05/01/29(b)	2,063	1,968,420
Waste Management Inc.
2.00%, 06/01/29(b)	2,148	1,916,966
4.88%, 02/15/29(b)	3,295	3,346,752
		12,064,095
Food — 1.3%
Ahold Finance USA LLC, 6.88%, 05/01/29(b)	1,885	2,051,036
Campbell Soup Co., 5.20%, 03/21/29(b)	2,035	2,074,043
Hershey Co. (The), 2.45%, 11/15/29	1,246	1,129,727
JBS USA Holding Lux SARL/ JBS USA Food Co./
JBS Lux Co. SARL, 3.00%, 02/02/29	2,338	2,123,214
Kraft Heinz Foods Co., 4.63%, 01/30/29(b)	1,408	1,416,481
Kroger Co. (The), 4.50%, 01/15/29	2,394	2,385,447
Mondelez International Inc., 4.75%, 02/20/29(b)	2,110	2,123,149
Sysco Corp., 5.75%, 01/17/29(b)	1,905	1,981,100
Tyson Foods Inc.
4.35%, 03/01/29(b)	3,886	3,790,320
5.40%, 03/15/29(b)	2,315	2,356,780
		21,431,297
Forest Products & Paper — 0.6%
Georgia-Pacific LLC, 7.75%, 11/15/29	1,890	2,154,276
Suzano Austria GmbH, 6.00%, 01/15/29	6,672	6,741,824
		8,896,100
Gas — 0.6%
Atmos Energy Corp., 2.63%, 09/15/29	1,830	1,665,623
NiSource Inc.
2.95%, 09/01/29	2,800	2,566,072
5.20%, 07/01/29	2,245	2,276,864
ONE Gas Inc., 5.10%, 04/01/29	1,215	1,239,311
Piedmont Natural Gas Co. Inc., 3.50%, 06/01/29	2,378	2,245,151
		9,993,021
Health Care - Products — 1.3%
Agilent Technologies Inc., 2.75%, 09/15/29(b)	2,159	1,966,661
DH Europe Finance II SARL, 2.60%, 11/15/29	3,304	3,006,259
Revvity Inc., 3.30%, 09/15/29	3,348	3,102,710
Solventum Corp., 5.40%, 03/01/29(a)	6,095	6,170,355
Thermo Fisher Scientific Inc.
2.60%, 10/01/29	3,349	3,059,395
5.00%, 01/31/29(b)	4,130	4,212,544
		21,517,924
Health Care - Services — 4.4%
Adventist Health System/West, 2.95%, 03/01/29	995	907,765
Ascension Health, Series B, 2.53%, 11/15/29	3,013	2,740,109
Centene Corp., 4.63%, 12/15/29	13,230	12,771,693
CommonSpirit Health, 3.35%, 10/01/29(b)	2,435	2,276,207
Elevance Health Inc.
2.88%, 09/15/29	3,148	2,887,150
5.15%, 06/15/29	2,765	2,819,857
HCA Inc.
3.38%, 03/15/29	2,240	2,095,367
4.13%, 06/15/29	7,429	7,166,549

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2029 Term Corporate ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
5.88%, 02/01/29	$3,723	$3,848,311
Humana Inc.
3.13%, 08/15/29	2,003	1,852,148
3.70%, 03/23/29(b)	2,872	2,748,338
ICON Investments Six DAC, 5.85%, 05/08/29	2,365	2,445,929
IQVIA Inc., 6.25%, 02/01/29	4,865	5,099,565
Laboratory Corp. of America Holdings, 2.95%,
12/01/29	2,609	2,376,234
Providence St. Joseph Health Obligated Group,
Series 19A, 2.53%, 10/01/29(b)	2,492	2,236,052
Quest Diagnostics Inc., 4.20%, 06/30/29	1,913	1,871,865
Rush Obligated Group, Series 2020, 3.92%,
11/15/29(b)	818	790,062
UnitedHealth Group Inc.
2.88%, 08/15/29	3,900	3,610,522
4.00%, 05/15/29	3,512	3,437,768
4.25%, 01/15/29(b)	4,890	4,841,194
4.70%, 04/15/29(b)	1,690	1,703,071
		70,525,756
Holding Companies - Diversified — 3.0%
Apollo Debt Solutions BDC, 6.90%, 04/13/29(a)	2,375	2,434,970
Ares Capital Corp.
5.88%, 03/01/29	3,865	3,876,871
5.95%, 07/15/29	3,350	3,358,938
Ares Strategic Income Fund, 6.35%, 08/15/29(a)	2,630	2,650,542
Barings BDC Inc., 7.00%, 02/15/29	1,050	1,074,899
Blackstone Private Credit Fund
4.00%, 01/15/29(b)	2,310	2,154,083
5.95%, 07/16/29(a)	1,795	1,793,967
Blue Owl Capital Corp., 5.95%, 03/15/29	2,110	2,120,545
Blue Owl Credit Income Corp.
6.60%, 09/15/29(a)(b)	1,795	1,809,054
7.75%, 01/15/29	2,199	2,326,532
Blue Owl Technology Finance Corp. II, 6.75%, 04/04/29(a)	2,525	2,511,465
Franklin BSP Capital Corp., 7.20%, 06/15/29(a)	1,010	1,026,254
FS KKR Capital Corp.
6.88%, 08/15/29	1,965	1,988,533
7.88%, 01/15/29(b)	1,975	2,077,628
Golub Capital BDC Inc., 6.00%, 07/15/29	2,225	2,220,914
HPS Corporate Lending Fund
6.25%, 09/30/29(a)(b)	1,495	1,503,428
6.75%, 01/30/29(a)(b)	1,910	1,959,056
Main Street Capital Corp., 6.95%, 03/01/29	1,275	1,317,894
Morgan Stanley Direct Lending Fund, 6.15%,
05/17/29(a)(b)	1,445	1,440,425
New Mountain Finance Corp., 6.88%, 02/01/29	1,185	1,184,462
Oaktree Specialty Lending Corp., 7.10%, 02/15/29	1,265	1,302,960
Oaktree Strategic Credit Fund, 6.50%,
07/23/29(a)(b)	1,045	1,050,447
Sixth Street Lending Partners, 6.50%, 03/11/29(a)	2,735	2,772,303
Sixth Street Specialty Lending Inc., 6.13%,
03/01/29(b)	1,165	1,174,247
		47,130,417
Home Builders — 0.1%
Toll Brothers Finance Corp., 3.80%, 11/01/29	1,995	1,880,670

Home Furnishings — 0.3%
Leggett & Platt Inc., 4.40%, 03/15/29	2,162	2,032,001
Security	Par (000)	Value

Home Furnishings (continued)
Whirlpool Corp., 4.75%, 02/26/29(b)	$2,709	$2,704,643
		4,736,644
Household Products & Wares — 0.3%
Clorox Co. (The), 4.40%, 05/01/29(b)	2,215	2,195,600
Kimberly-Clark Corp., 3.20%, 04/25/29(b)	2,742	2,600,239
		4,795,839
Insurance — 3.4%
Allstate Corp. (The), 5.05%, 06/24/29	1,760	1,782,898
Aon Corp., 3.75%, 05/02/29	2,748	2,631,462
Aon North America Inc., 5.15%, 03/01/29	4,180	4,245,238
Axis Specialty Finance LLC, 3.90%, 07/15/29(b)	1,313	1,251,816
Brown & Brown Inc., 4.50%, 03/15/29	1,693	1,660,820
Chubb INA Holdings LLC, 4.65%, 08/15/29	2,675	2,684,324
CNA Financial Corp., 3.90%, 05/01/29	2,091	2,014,149
CNO Financial Group Inc., 5.25%, 05/30/29	2,008	1,976,311
Corebridge Financial Inc., 3.85%, 04/05/29	4,144	3,953,683
Enstar Group Ltd., 4.95%, 06/01/29(b)	2,195	2,129,672
Essent Group Ltd., 6.25%, 07/01/29(b)	1,345	1,372,572
F&G Annuities & Life Inc., 6.50%, 06/04/29	1,450	1,472,431
Hartford Financial Services Group Inc. (The),
2.80%, 08/19/29(b)	2,534	2,310,775
Markel Group Inc., 3.35%, 09/17/29(b)	1,373	1,285,986
Marsh & McLennan Companies Inc., 4.38%,
03/15/29(b)	6,078	6,039,586
NMI Holdings Inc., 6.00%, 08/15/29	1,245	1,260,038
PartnerRe Finance B LLC, 3.70%, 07/02/29(b)	1,778	1,687,945
Principal Financial Group Inc., 3.70%, 05/15/29	2,306	2,199,897
Progressive Corp. (The)
4.00%, 03/01/29(b)	2,147	2,095,233
6.63%, 03/01/29(b)	1,384	1,506,837
Reinsurance Group of America Inc., 3.90%,
05/15/29	2,767	2,646,539
RenaissanceRe Holdings Ltd., 3.60%, 04/15/29	1,816	1,714,835
SiriusPoint Ltd., 7.00%, 04/05/29(b)	720	750,432
Unum Group, 4.00%, 06/15/29	1,000	961,510
Willis North America Inc., 2.95%, 09/15/29	3,207	2,923,454
		54,558,443
Internet — 0.9%
Amazon.com Inc.
3.45%, 04/13/29(b)	5,162	4,990,154
4.65%, 12/01/29	5,214	5,290,782
Netflix Inc., 6.38%, 05/15/29	3,085	3,314,849
		13,595,785
Iron & Steel — 0.1%
ArcelorMittal SA, 4.25%, 07/16/29(b)	2,035	1,977,442
Leisure Time — 0.2%
Brunswick Corp./DE, 5.85%, 03/18/29	1,720	1,746,888
Polaris Inc., 6.95%, 03/15/29(b)	2,060	2,189,252
		3,936,140
Lodging — 1.0%
Choice Hotels International Inc., 3.70%,
12/01/29(b)	1,821	1,673,088
Hyatt Hotels Corp., 5.25%, 06/30/29(b)	1,620	1,636,638
Las Vegas Sands Corp.
3.90%, 08/08/29(b)	3,086	2,866,217
6.00%, 08/15/29	1,335	1,360,346
Marriott International Inc./MD
4.88%, 05/15/29(b)	1,735	1,745,680
4.90%, 04/15/29	3,752	3,774,479

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2029 Term Corporate ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Lodging (continued)
Sands China Ltd., 2.85%, 03/08/29	$2,730	$2,415,009
		15,471,457
Machinery — 1.8%
Caterpillar Financial Services Corp., 4.85%,
02/27/29(b)	2,350	2,389,706
Caterpillar Inc., 2.60%, 09/19/29	2,471	2,270,266
CNH Industrial Capital LLC
5.10%, 04/20/29	2,030	2,053,178
5.50%, 01/12/29	2,070	2,123,851
Deere & Co., 5.38%, 10/16/29(b)	1,558	1,623,119
Dover Corp., 2.95%, 11/04/29(b)	1,343	1,240,923
Ingersoll Rand Inc., 5.18%, 06/15/29(b)	2,030	2,066,133
John Deere Capital Corp.
2.80%, 07/18/29	2,484	2,300,369
3.35%, 04/18/29	2,035	1,945,080
3.45%, 03/07/29	1,815	1,737,551
4.50%, 01/16/29	3,215	3,217,920
4.85%, 06/11/29	2,715	2,755,236
4.85%, 10/11/29(b)	1,520	1,546,087
Rockwell Automation Inc., 3.50%, 03/01/29	1,552	1,489,716
		28,759,135
Manufacturing — 1.1%
3M Co.
2.38%, 08/26/29	4,234	3,793,340
3.38%, 03/01/29(b)	3,109	2,945,763
Parker-Hannifin Corp.
3.25%, 06/14/29(b)	4,173	3,915,159
4.50%, 09/15/29	4,030	4,002,906
Pentair Finance SARL, 4.50%, 07/01/29(b)	1,740	1,709,398
Textron Inc., 3.90%, 09/17/29	1,339	1,280,216
		17,646,782
Media — 2.5%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29	5,126	4,477,597
5.05%, 03/30/29	4,991	4,891,326
6.10%, 06/01/29	5,005	5,113,132
Comcast Corp.
4.55%, 01/15/29	4,093	4,092,420
5.10%, 06/01/29(b)	3,135	3,211,314
Discovery Communications LLC, 4.13%, 05/15/29	2,952	2,737,526
Fox Corp., 4.71%, 01/25/29(b)	6,959	6,949,860
Paramount Global, 4.20%, 06/01/29(b)	1,522	1,400,675
Walt Disney Co. (The), 2.00%, 09/01/29	8,177	7,236,913
		40,110,763
Mining — 0.3%
Freeport-McMoRan Inc., 5.25%, 09/01/29(b)	1,640	1,643,168
Newmont Corp., 2.80%, 10/01/29(b)	2,531	2,321,257
		3,964,425
Office & Business Equipment — 0.2%
CDW LLC/CDW Finance Corp., 3.25%, 02/15/29(b)	2,793	2,569,725

Oil & Gas — 3.0%
BP Capital Markets America Inc.
4.70%, 04/10/29	3,725	3,740,673
4.97%, 10/17/29	3,730	3,787,946
Chevron USA Inc., 3.25%, 10/15/29	2,100	1,985,959
ConocoPhillips Co., 6.95%, 04/15/29(b)	4,738	5,210,327
Coterra Energy Inc., 4.38%, 03/15/29	1,599	1,556,648
Diamondback Energy Inc., 3.50%, 12/01/29(b)	3,936	3,701,886
Security	Par (000)	Value

Oil & Gas (continued)
EQT Corp., 5.00%, 01/15/29(b)	$1,160	$1,155,404
Exxon Mobil Corp., 2.44%, 08/16/29	5,221	4,767,869
Hess Corp., 7.88%, 10/01/29	1,956	2,223,653
Marathon Oil Corp., 5.30%, 04/01/29	2,735	2,796,787
Occidental Petroleum Corp., 5.20%, 08/01/29	2,465	2,488,456
Patterson-UTI Energy Inc., 5.15%, 11/15/29(b)	1,325	1,310,092
Phillips 66 Co., 3.15%, 12/15/29	2,010	1,853,578
Shell International Finance BV, 2.38%, 11/07/29	6,248	5,629,191
TotalEnergies Capital International SA, 3.46%,
02/19/29	4,824	4,613,400
Valero Energy Corp., 4.00%, 04/01/29(b)	1,519	1,469,527
		48,291,396
Oil & Gas Services — 0.3%
Baker Hughes Holdings LLC/Baker Hughes
Co-Obligor Inc., 3.14%, 11/07/29	2,020	1,878,333
NOV Inc., 3.60%, 12/01/29(b)	2,213	2,074,919
		3,953,252
Packaging & Containers — 0.3%
Amcor Group Finance PLC, 5.45%, 05/23/29	835	851,895
Packaging Corp. of America, 3.00%, 12/15/29	1,867	1,710,149
WRKCo Inc., 4.90%, 03/15/29(b)	2,917	2,931,223
		5,493,267
Pharmaceuticals — 6.6%
AbbVie Inc.
3.20%, 11/21/29	20,487	19,215,459
4.80%, 03/15/29	9,535	9,653,420
Astrazeneca Finance LLC, 4.85%, 02/26/29	4,875	4,944,142
AstraZeneca PLC, 4.00%, 01/17/29	3,820	3,749,396
Becton Dickinson and Co.
4.87%, 02/08/29	1,435	1,446,741
5.08%, 06/07/29(b)	2,830	2,874,525
Bristol-Myers Squibb Co.
3.40%, 07/26/29(b)	9,164	8,714,581
4.90%, 02/22/29(b)	5,410	5,495,218
Cardinal Health Inc., 5.13%, 02/15/29	2,600	2,634,138
Cigna Group (The), 5.00%, 05/15/29(b)	3,810	3,859,110
CVS Health Corp.
3.25%, 08/15/29	6,854	6,343,424
5.00%, 01/30/29(b)	3,895	3,917,073
5.40%, 06/01/29(b)	3,485	3,555,764
Eli Lilly & Co.
3.38%, 03/15/29(b)	3,431	3,298,003
4.50%, 02/09/29	3,960	3,990,612
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29	3,906	3,726,938
Johnson & Johnson
4.80%, 06/01/29(b)	4,535	4,647,910
6.95%, 09/01/29(b)	870	981,270
Merck & Co. Inc., 3.40%, 03/07/29	6,777	6,501,430
Pfizer Inc., 3.45%, 03/15/29	6,795	6,546,576
		106,095,730
Pipelines — 4.4%
Boardwalk Pipelines LP, 4.80%, 05/03/29(b)	2,176	2,163,701
Cheniere Corpus Christi Holdings LLC, 3.70%,
11/15/29	4,727	4,472,927
Cheniere Energy Partners LP, 4.50%, 10/01/29(b)	6,035	5,843,164
DCP Midstream Operating LP, 5.13%, 05/15/29(b)	2,523	2,550,281
Eastern Gas Transmission & Storage Inc., 3.00%,
11/15/29(b)	1,362	1,249,636

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2029 Term Corporate ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Enbridge Inc.
3.13%, 11/15/29	$3,527	$3,249,593
5.30%, 04/05/29	2,510	2,557,379
Energy Transfer LP
4.15%, 09/15/29	2,255	2,178,293
5.25%, 04/15/29	5,813	5,898,714
5.25%, 07/01/29	2,250	2,281,185
EnLink Midstream LLC, 5.38%, 06/01/29(b)	2,025	2,018,271
Enterprise Products Operating LLC, 3.13%,
07/31/29	5,276	4,924,476
Kinder Morgan Inc.
5.00%, 02/01/29	4,930	4,968,158
5.10%, 08/01/29	1,720	1,738,232
MPLX LP, 4.80%, 02/15/29(b)	2,919	2,913,210
ONEOK Inc.
3.40%, 09/01/29	2,909	2,720,253
4.35%, 03/15/29	2,599	2,545,376
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/29	4,074	3,802,569
Targa Resources Corp., 6.15%, 03/01/29(b)	4,145	4,344,804
Targa Resources Partners LP/Targa Resources
Partners Finance Corp., 6.88%, 01/15/29	1,715	1,761,568
Western Midstream Operating LP, 6.35%,
01/15/29	2,460	2,578,634
Williams Companies Inc. (The), 4.90%, 03/15/29	4,015	4,026,777
		70,787,201
Real Estate — 0.1%
CBRE Services Inc., 5.50%, 04/01/29	1,920	1,966,742

Real Estate Investment Trusts — 6.7%
Alexandria Real Estate Equities Inc.
2.75%, 12/15/29	1,742	1,564,500
4.50%, 07/30/29	1,243	1,222,531
American Homes 4 Rent LP, 4.90%, 02/15/29(b)	1,577	1,567,904
American Tower Corp.
3.80%, 08/15/29(b)	6,371	6,065,529
3.95%, 03/15/29	2,338	2,249,638
5.20%, 02/15/29	2,570	2,604,531
AvalonBay Communities Inc., 3.30%, 06/01/29	1,747	1,646,960
Boston Properties LP, 3.40%, 06/21/29	3,542	3,216,894
Brixmor Operating Partnership LP, 4.13%,
05/15/29	3,074	2,954,699
Camden Property Trust, 3.15%, 07/01/29	2,554	2,372,615
COPT Defense Properties LP, 2.00%, 01/15/29(b)	1,710	1,486,019
Crown Castle Inc.
3.10%, 11/15/29	2,199	2,009,714
4.30%, 02/15/29	2,347	2,287,354
5.60%, 06/01/29	2,910	2,989,525
CubeSmart LP, 4.38%, 02/15/29	1,467	1,434,137
Digital Realty Trust LP, 3.60%, 07/01/29(b)	3,697	3,491,526
EPR Properties, 3.75%, 08/15/29	1,370	1,253,060
Equinix Inc., 3.20%, 11/18/29(b)	4,868	4,496,826
ERP Operating LP, 3.00%, 07/01/29	2,548	2,361,584
Essex Portfolio LP, 4.00%, 03/01/29	2,107	2,024,633
Extra Space Storage LP
3.90%, 04/01/29(b)	1,720	1,646,487
4.00%, 06/15/29(b)	1,169	1,126,866
Federal Realty OP LP, 3.20%, 06/15/29(b)	1,630	1,505,874
GLP Capital LP/GLP Financing II Inc., 5.30%,
01/15/29(b)	3,238	3,240,293
Healthpeak OP LLC, 3.50%, 07/15/29(b)	2,762	2,598,117
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Highwoods Realty LP, 4.20%, 04/15/29	$1,150	$1,079,311
Host Hotels & Resorts LP, Series H, 3.38%,
12/15/29	2,753	2,513,468
Kilroy Realty LP, 4.25%, 08/15/29	1,687	1,564,939
Mid-America Apartments LP, 3.95%, 03/15/29(b)	2,343	2,273,762
Omega Healthcare Investors Inc., 3.63%, 10/01/29	2,032	1,856,114
Piedmont Operating Partnership LP, 6.88%,
07/15/29(b)	1,175	1,196,726
Prologis LP
2.88%, 11/15/29	1,385	1,270,506
4.38%, 02/01/29	1,409	1,396,507
Public Storage Operating Co.
3.39%, 05/01/29	2,037	1,935,429
5.13%, 01/15/29(b)	2,095	2,145,120
Realty Income Corp.
3.10%, 12/15/29(b)	2,508	2,307,525
3.25%, 06/15/29	1,463	1,371,446
4.00%, 07/15/29(b)	1,787	1,727,902
4.75%, 02/15/29(b)	1,855	1,852,973
Regency Centers LP, 2.95%, 09/15/29	1,906	1,745,026
Sabra Health Care LP, 3.90%, 10/15/29	1,464	1,352,291
Simon Property Group LP, 2.45%, 09/13/29	4,942	4,432,800
Store Capital LLC, 4.63%, 03/15/29	1,508	1,457,253
Sun Communities Operating LP, 5.50%, 01/15/29	1,800	1,826,872
UDR Inc., 4.40%, 01/26/29	1,338	1,312,799
Ventas Realty LP, 4.40%, 01/15/29(b)	3,094	3,033,590
Welltower OP LLC
2.05%, 01/15/29	2,138	1,901,456
4.13%, 03/15/29	2,182	2,122,107
Weyerhaeuser Co., 4.00%, 11/15/29	2,755	2,643,067
WP Carey Inc., 3.85%, 07/15/29(b)	1,502	1,429,642
		107,166,447
Retail — 2.7%
AutoZone Inc.
3.75%, 04/18/29(b)	1,801	1,724,542
5.10%, 07/15/29	2,575	2,605,128
Home Depot Inc. (The)
2.95%, 06/15/29	6,730	6,284,954
4.75%, 06/25/29	3,220	3,256,890
4.90%, 04/15/29(b)	3,140	3,201,672
Lowe's Companies Inc.
3.65%, 04/05/29	6,128	5,862,127
6.50%, 03/15/29(b)	1,310	1,417,313
McDonald’s Corp.
2.63%, 09/01/29	4,260	3,897,742
5.00%, 05/17/29	1,775	1,806,691
O'Reilly Automotive Inc., 3.90%, 06/01/29	2,531	2,442,111
Starbucks Corp., 3.55%, 08/15/29(b)	3,797	3,615,902
Target Corp., 3.38%, 04/15/29(b)	4,208	4,033,413
Walmart Inc.
2.38%, 09/24/29(b)	982	899,872
3.25%, 07/08/29(b)	2,840	2,727,567
		43,775,924
Semiconductors — 3.8%
Applied Materials Inc., 4.80%, 06/15/29(b)	1,775	1,803,617
Broadcom Inc.
4.00%, 04/15/29(a)	2,961	2,868,140
4.75%, 04/15/29	6,471	6,491,526
5.05%, 07/12/29	5,715	5,788,530

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2029 Term Corporate ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
Intel Corp.
2.45%, 11/15/29	$7,740	$6,945,058
4.00%, 08/05/29	3,330	3,238,793
KLA Corp., 4.10%, 03/15/29	3,220	3,177,244
Lam Research Corp., 4.00%, 03/15/29	3,750	3,674,274
Marvell Technology Inc., 5.75%, 02/15/29(b)	2,135	2,213,688
Microchip Technology Inc., 5.05%, 03/15/29	2,805	2,834,200
Micron Technology Inc.
5.33%, 02/06/29(b)	2,722	2,766,447
6.75%, 11/01/29	4,930	5,320,748
NXP BV/NXP Funding LLC/NXP USA Inc., 4.30%,
06/18/29	4,252	4,157,066
Qorvo Inc., 4.38%, 10/15/29	3,505	3,336,816
Texas Instruments Inc.
2.25%, 09/04/29	3,410	3,080,284
4.60%, 02/08/29(b)	2,000	2,021,974
TSMC Arizona Corp., 4.13%, 04/22/29(b)	1,200	1,185,798
		60,904,203
Software — 1.9%
Adobe Inc., 4.80%, 04/04/29	1,950	1,985,353
Atlassian Corp., 5.25%, 05/15/29	1,535	1,555,744
Broadridge Financial Solutions Inc., 2.90%,
12/01/29	3,039	2,767,519
Fidelity National Information Services Inc., 3.75%,
05/21/29	500	479,530
Fiserv Inc., 3.50%, 07/01/29(b)	11,655	11,025,317
Oracle Corp., 6.15%, 11/09/29(b)	5,185	5,519,972
Roper Technologies Inc., 2.95%, 09/15/29	2,763	2,540,241
Take-Two Interactive Software Inc., 5.40%,
06/12/29	1,370	1,400,039
Workday Inc., 3.70%, 04/01/29	2,850	2,728,470
		30,002,185
Telecommunications — 4.5%
America Movil SAB de CV, 3.63%, 04/22/29	4,235	4,026,150
AT&T Inc., 4.35%, 03/01/29(b)	11,825	11,664,856
Cisco Systems Inc., 4.85%, 02/26/29(b)	7,700	7,842,199
Juniper Networks Inc., 3.75%, 08/15/29	1,897	1,798,850
Motorola Solutions Inc.
4.60%, 05/23/29	3,287	3,261,053
5.00%, 04/15/29(b)	1,780	1,792,790
Rogers Communications Inc., 5.00%, 02/15/29	5,245	5,262,727
T-Mobile USA Inc.
2.40%, 03/15/29	1,870	1,688,474
2.63%, 02/15/29	3,940	3,593,115
3.38%, 04/15/29(b)	8,835	8,314,219
4.85%, 01/15/29	3,825	3,840,971
Verizon Communications Inc.
3.88%, 02/08/29	3,899	3,772,801
4.02%, 12/03/29	15,313	14,796,243
		71,654,448
Toys, Games & Hobbies — 0.2%
Hasbro Inc., 3.90%, 11/19/29	3,451	3,255,787
Security	Par (000)	Value

Transportation — 1.6%
Canadian Pacific Railway Co., 2.88%, 11/15/29	$1,881	$1,719,348
CSX Corp., 4.25%, 03/15/29	4,154	4,107,176
FedEx Corp., 3.10%, 08/05/29	4,423	4,112,964
Norfolk Southern Corp., 2.55%, 11/01/29	1,697	1,529,130
Ryder System Inc.
4.95%, 09/01/29	580	581,295
5.38%, 03/15/29	2,305	2,353,854
5.50%, 06/01/29(b)	815	835,846
Union Pacific Corp.
3.70%, 03/01/29(b)	3,378	3,274,475
6.63%, 02/01/29	1,645	1,787,025
United Parcel Service Inc.
2.50%, 09/01/29	1,794	1,631,455
3.40%, 03/15/29	3,287	3,142,890
		25,075,458
Trucking & Leasing — 0.1%
GATX Corp., 4.70%, 04/01/29	2,297	2,279,070

Water — 0.2%
American Water Capital Corp., 3.45%, 06/01/29(b)	2,191	2,077,099
Essential Utilities Inc., 3.57%, 05/01/29(b)	1,648	1,558,296
		3,635,395
Total Long-Term Investments — 98.4%
(Cost: $1,550,663,526)		1,572,228,009

	Shares

Short-Term Securities

Money Market Funds — 10.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.45%(c)(d)(e)	159,706,879	159,770,762
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.29%(c)(d)	7,940,000	7,940,000

Total Short-Term Securities — 10.5%
(Cost: $167,688,443)		167,710,762

Total Investments — 108.9%
(Cost: $1,718,351,969)		1,739,938,771

Liabilities in Excess of Other Assets — (8.9)%		(142,515,748)

Net Assets — 100.0%		$1,597,423,023

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2029 Term Corporate ETF
July 31, 2024

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/23	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/24	Shares Held at 07/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$55,517,164	$104,262,205	(a)	$—	$(13,422)	$4,815	$159,770,762	159,706,879	$175,494	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,360,000	4,580,000	(a)	—	—	—	7,940,000	7,940,000	144,150		—
					$(13,422)	$4,815	$167,710,762		$319,644		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$1,572,228,009	$—	$1,572,228,009
Short-Term Securities
Money Market Funds	167,710,762	—	—	167,710,762
	$167,710,762	$1,572,228,009	$—	$1,739,938,771